SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narratives (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment $ / shares	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Current lease liabilities	$ 43	$ 43
Non-current lease liabilities	875	889
Right-of-use assets	$ 164	175
Number of reportable segments | segment	4
BPR | Class A
Par value per share (in dollars per share) | $ / shares	$ 0.01
IFRS 16
Non-current lease liabilities			$ 873
IFRS 16 | Property, plant and equipment under operating leases
Right-of-use assets			122
IFRS 16 | Inventory
Right-of-use assets			$ 22
Investment Properties
Right-of-use assets	$ 739	752
Inventory
Right-of-use assets	$ 33	$ 31